RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 01, 2019	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties [Abstract]
Stock issued during period (in shares)		4,130,000		4,130,000
Nordic American Tankers Limited [Member]
Related Parties [Abstract]
Stock issued during period (in shares)		800,000
Ownership percentage			13.55%	16.12%
Management agreement compensation			$ 100,000	$ 100,000	$ 100,000
Aggregate payment for costs incurred			$ 2,200,000	$ 2,300,000	$ 2,200,000
Nordic American Tankers Limited [Member] | Subsequent Event [Member]
Related Parties [Abstract]
Notice period for expiration of management agreement	180 days
High Seas AS [Member] | Underwritten Public Follow-on Offering [Member]
Related Parties [Abstract]
Stock issued during period (in shares)				160,000
High Seas AS [Member] | Executive Chairman [Member]
Related Parties [Abstract]
Stock issued during period (in shares)			150,000	598,101